Trade Accounts Receivable, Net - Carrying Amount (Details) - MXN ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade Accounts Receivable, Net
Trade accounts receivable, net	$ 8,131,458	$ 8,457,302
U.S. Dollar
Trade Accounts Receivable, Net
Trade accounts receivable, net	330,912	338,123
Other currencies
Trade Accounts Receivable, Net
Trade accounts receivable, net	660	6,077
Currencies other than Peso
Trade Accounts Receivable, Net
Trade accounts receivable, net	$ 331,572	$ 344,200